Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) CAD in Millions	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Long-term Debt Principal Repayments, 1 year	CAD 602
Long-term Debt Principal Repayments, 2 years	753
Long-term Debt Principal Repayments, 3 years	731
Long-term Debt Principal Repayments, 4 years	653
Long-term Debt Principal Repayments, 5 years	503
Long-term Debt Principal Repayments during 5 years	3,242
Long-term Debt Principal Repayments, 6 - 10 years	1,234
Long-term Debt Principal Repayments, Over 10 years	6,195
Long-term debt, Total	CAD 10,671
Weighted Average Interest Rate	4.30%
1 Year [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	5.20%
2 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.80%
3 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	1.40%
4 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.90%
5 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	1.90%
5 Years, Total [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.80%
6-10 Years [Member ]
Debt Instrument [Line Items]
Weighted Average Interest Rate	3.30%
Over 10 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	5.20%